Personnel - Disclosure of detailed information about number of people employed (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employees
Number of employees	35,700	33,500	33,200
Average number of employees during the year	34,700	33,100	33,400
North America
Employees
Number of employees	14,900	14,000	14,200
Average number of employees during the year	14,500	13,900	14,200
Europe
Employees
Number of employees	9,800	9,300	9,500
Average number of employees during the year	9,500	9,400	9,600
United Kingdom
Employees
Number of employees	5,800	5,400	5,400
Average number of employees during the year	5,600	5,400	5,400
Rest of world
Employees
Number of employees	11,000	10,200	9,500
Average number of employees during the year	10,700	9,800	9,600
Operating segments
Employees
Number of employees	34,900	32,700	32,400
Average number of employees during the year	33,900	32,300	32,600
Operating segments | Risk
Employees
Number of employees	10,800	10,000	9,700
Average number of employees during the year	10,400	9,800	9,600
Operating segments | Scientific, technical & medical
Employees
Number of employees	9,500	8,700	8,600
Average number of employees during the year	9,300	8,600	8,300
Operating segments | Legal
Employees
Number of employees	11,300	10,500	10,400
Average number of employees during the year	10,900	10,300	10,500
Operating segments | Exhibitions
Employees
Number of employees	3,300	3,500	3,700
Average number of employees during the year	3,300	3,600	4,200
Corporate/shared functions
Employees
Number of employees	800	800	800
Average number of employees during the year	800	800	800